REVENUES - Disaggregated by product and service (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
REVENUES
Total revenues	$ 268,099	$ 218,326	$ 218,326
Goods
REVENUES
Total revenues	263,256	197,485	197,485
Goods | Third parties
REVENUES
Total revenues	251,489		194,723
Goods | Related parties
REVENUES
Total revenues	11,767	2,762	2,762
EV lifestyle models | Third parties
REVENUES
Total revenues	209,541		143,966
EV lifestyle models | Related parties
REVENUES
Total revenues	1,403		1,066
Sports cars | Third parties
REVENUES
Total revenues	30,346		32,906
Sports cars | Related parties
REVENUES
Total revenues			227
Others | Third parties
REVENUES
Total revenues	11,602		17,851
Others | Related parties
REVENUES
Total revenues	10,364		1,469
Service
REVENUES
Total revenues	4,843	20,841	20,841
Service | Third parties
REVENUES
Total revenues	4,612		4,156
Service | Related parties
REVENUES
Total revenues	231	$ 16,685	16,685
R&D service | Third parties
REVENUES
Total revenues	365		1,087
R&D service | Related parties
REVENUES
Total revenues	231		13,666
Others | Third parties
REVENUES
Total revenues	$ 4,247		3,069
Others | Related parties
REVENUES
Total revenues			$ 3,019